Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 180
Ending balance	129	$ 180
Gross carrying amount [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	743	621
Addition	4	67
Disposals	(19)
Transfer		40
Exchange difference	(32)	15
Ending balance	696	743
Accumulated depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(563)	(493)
Amortization	(47)	(62)
Disposals	19
Exchange difference	24	(8)
Ending balance	$ (567)	$ (563)